Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
During the year ended December 31, 2019, a measurement period adjustment was made to reduce goodwill from the DogBuddy acquisition by $1.7 million. There was no impact to the consolidated statements of operation for this adjustment (see Note 4—Business Combinations). There was no change in the carrying amount of goodwill during the years ended December 31, 2021 and 2020.
Intangible Assets
The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2021
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	$(11,869)	$4,421
Tradenames	950	(902)	48
Total	$17,240	$(12,771)	$4,469

	December 31, 2020
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	$(9,117)	$7,173
Pet service provider relationships	2,000	(1,444)	556
Tradenames	950	(712)	238
Total	$19,240	$(11,273)	$7,967
The weighted average amortization period remaining as of December 31, 2021 for each class of intangible assets were as follows (in years):

Pet parent relationships	4.3
Tradenames	0.3
Amortization expense related to acquired intangible assets for the years ended December 31, 2021, 2020, and 2019 was $3.5 million, $5.2 million, and $7.7 million, respectively. The Company did not recognize any intangible asset impairment losses for any of the periods presented.
Based on amounts recorded at December 31, 2021 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

2022	$1,347
2023	815
2024	814
2025	814
2026	679
Thereafter	—
Total	$4,469